Summary of Significant Accounting Polices - Schedule of Fair Value of Liabilities Measured on Recurring Basis (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible promissory note with embedded conversion option		$ 156,549
Total	1,507,338	156,549
Quoted prices in Active Markets for Identical Assets (Level l) [Member]
Convertible promissory note with embedded conversion option		0
Total		0
Significant Other Observable Inputs (Level 2) [Member]
Convertible promissory note with embedded conversion option		0
Total		0
Significant Unobservable Inputs (Level 3) [Member]
Convertible promissory note with embedded conversion option		156,549
Total		$ 156,549